Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment Net
Disclosure of property, plant and equipment, net

	Laboratory equipment	Computers, office furniture and equipment	Leasehold improvements	Total
	USD
Cost:

Balance at January 1, 2019	$39	$190	$12	$241
Purchases during the year	-	3	-	3

Balance at December 31, 2019	39	193	12	244

Accumulated depreciation:

Balance at January 1, 2019	18	170	6	194
Depreciation during the year	5	8	1	14

Balance at December 31, 2019	23	178	7	208

Depreciated cost at December 31, 2019	$16	$15	$5	$36

Balance as of December 31, 2018:

	Laboratory equipment	Computers, office furniture and equipment	Leasehold improvements	Total
	USD
Cost:

Balance at January 1, 2018	$22	$180	$6	$208
Purchases during the year	17	10	6	33

Balance at December 31, 2018	39	190	12	241

Accumulated depreciation:

Balance at January 1, 2018	14	161	5	180
Depreciation during the year	4	9	1	14

Balance at December 31, 2018	18	170	6	194

Depreciated cost at December 31, 2018	$21	$20	$6	$47